Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 818,378	$ 1,027,222
Trade and other receivables	51,928	64,062
Other current financial assets	448	210
Prepaid expenses and other current assets	22,861	43,724
Total current assets	893,615	1,135,218
Satellites, property and other equipment	1,318,526	1,458,933
Deferred tax assets	79,912	12,412
Other long-term financial assets	53,425	57,730
Other long-term assets	9,922	8,264
Intangible assets	779,190	802,791
Goodwill	2,446,603	2,446,603
Total assets	5,581,193	5,921,951
Liabilities
Trade and other payables	30,091	26,247
Other current financial liabilities	35,880	38,281
Other current liabilities	96,155	72,315
Current indebtedness		24,408
Total current liabilities	162,126	161,251
Long-term indebtedness	3,187,152	3,688,391
Deferred tax liabilities	325,893	348,762
Other long-term financial liabilities	35,499	42,511
Other long-term liabilities	410,587	435,711
Total liabilities	4,121,257	4,676,626
Shareholders’ Equity
Share capital	155,698	154,895
Accumulated earnings	1,266,514	1,031,055
Reserves	37,724	59,375
Total shareholders’ equity	1,459,936	1,245,325
Total liabilities and shareholders’ equity	$ 5,581,193	$ 5,921,951